Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001565543
AR Capital BDC Income Fund (Second Prospectus Summary) | AR Capital BDC Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AR CAPITAL BDC INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide a high level of income, with the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-07-05
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate for the Fund is not available because the Fund is new.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest substantially all (and under normal market conditions, at least 80%), of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of business development companies (“BDCs”) that are traded on one or more nationally recognized securities exchanges. The equity securities in which the Fund may invest consist of:

                •      common stocks;

                •      securities convertible into common stocks; and

                •      preferred stocks.

In addition, although the Fund will typically invest in equity securities, the Fund may invest up to 20% of its net assets in debt securities of BDCs and other issuers of any maturity, duration or credit rating.

BDCs are publicly-held, closed-end investment funds that are regulated by the Investment Company Act of 1940, as amended (the “1940 Act”). BDCs primarily lend to or invest in private or thinly-traded companies. They also offer managerial assistance to the companies in which they invest. As with other companies regulated by the 1940 Act, BDCs must adhere to various substantive regulatory requirements. One such requirement is that a BDC may not acquire any asset other than assets of the type listed in Section 55(a) of the 1940 Act, which are referred to as “qualifying assets,” unless, at the time the acquisition is made, qualifying assets represent at least 70% of the BDC's total assets. The 1940 Act also regulates how BDCs employ “leverage” (i.e., how BDCs use borrowed funds to make investments). Leverage magnifies the potential for gain and loss on amounts invested and, as a result, increases the risks associated with the securities of leveraged companies. The 1940 Act also establishes “coverage ratio” requirements that permit BDCs to incur more leverage than other regulated closed-end investment companies. Specifically, a BDC's total assets must exceed its total senior securities (i.e., all borrowings and any preferred stock that may be issued in the future) by only 200%. By comparison, the total assets of another closed-end fund regulated by the 1940 Act must exceed the fund's total senior securities by 300%.

Under the supervision of the Adviser, BDCA Adviser, LLC, the Fund's investment sub-adviser (also referred to herein as “BDCA” or the “Sub-Adviser”), evaluates equity securities primarily on the BDC's or other issuer's ability to sustain its current dividend, and secondarily on the potential for capital appreciation. The Sub-Adviser intends to allocate the Fund's assets among BDCs that, in its view, are paying attractive rates of distribution and appear capable of sustaining that distribution level over time. The Sub-Adviser incorporates into its assessment, among other factors, dividend yield, price to book, financial operations, portfolio of investments and management quality. The Sub-Adviser will also consider the amount of leverage employed by a BDC or other issuer before deciding to invest in its securities. In selecting securities for investment, the Sub-Adviser generally seeks to invest in securities whose current distribution rates equal or exceed 7.0%, and that it believes will continue to pay distributions at that rate for the foreseeable future.

When selecting securities for the Fund, the Sub-Adviser may utilize fundamental, technical and other related methodologies to determine the intrinsic value of the security. The Sub-Adviser expects that it will sell a security if, in the judgment of the portfolio manager, the individual security's distribution potential has been compromised, its fundamentals have deteriorated or may deteriorate, or a more attractive investment opportunity is identified.

The Fund may invest up to 15% of its net assets in illiquid securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest substantially all (and under normal market conditions, at least 80%), of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of business development companies (“BDCs”) that are traded on one or more nationally recognized securities exchanges.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund's shares is subject to various risks. The value of the Fund's investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund's shares to increase or decrease. You may receive little or no return on your investment or you may lose all or part of it. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund, you should consider carefully the following risks.

Market Risk. An investment in the Fund is generally subject to market risk, including the possible loss of the entire amount invested. An investment in the Fund represents an indirect investment in the securities owned by the Fund. Like all financial instruments, the value of these securities may move up or down, sometimes rapidly and unpredictably. The value of your investment in the Fund at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

BDC Risk. The Fund primarily invests in securities issued by publicly-traded BDCs. As a result, the Fund's portfolio will be significantly affected by the performance of the BDCs in which it invests and the performance of the BDCs' portfolio companies, as well as the overall economic environment. The Fund may be exposed to greater risk and experience higher volatility than would a portfolio that was not focused on investing in BDCs.

The types of portfolio companies in which BDCs invest are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as “high yield” or “junk.” The revenues, income (or losses) and valuations of these companies can, and often do, fluctuate suddenly and dramatically, and they face considerable risk of loss.

BDCs primarily invest in privately-held and thinly-traded companies. The fair values of these investments often are not readily determinable. Although each BDC's board of directors is responsible for determining the fair value of these securities, the uncertainty regarding fair value may adversely affect the determination of the BDC's net asset value. This could cause the Fund's investments in a BDC to be inaccurately valued, including undervalued.

BDCs often borrow funds to make investments and, as a result, are exposed to the risks of leverage. Leverage magnifies the potential loss on amounts invested and therefore increases the risks associated with an investment in a BDC's securities. Leverage is generally considered a speculative investment technique. Further, BDCs' management fees, which are generally higher than the management fees charged to other funds, are normally payable on gross assets, including those assets acquired through the use of leverage. This may give a BDC's investment adviser a financial incentive to incur leverage.

Investment in other Investment Companies Risk. The Fund's investment in other investment companies, including BDCs, may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company's fees and expenses, which are in addition to the Fund's own fees and expenses. Shares of BDCs may trade at prices that reflect a premium above or a discount below the investment company's NAV, which may be substantial. If investment company securities are purchased at a premium to NAV, the premium may not exist when those securities are sold and the Fund could incur a loss.

BDCs, like other investment companies, are often parties to contractual agreements under which a BDC's investment adviser or another third-party agrees to waive fees or pay a portion of the BDC's expenses. Once the contract terminates or ends, the BDC's expenses may increase and, as a result, the acquired fund fees and expenses paid by the Fund's shareholders may increase as well. Further, the acquired fund fees and expenses paid by the Fund's shareholders may increase further if the BDC's investment adviser or another third-party seeks to recoup any previously waived fees or paid expenses.

Medium- and Small-Capitalization Company Risk. BDCs primarily invest in U.S. middle-market companies, which may be considered medium- or small-capitalization companies. Medium- and small-capitalization companies may have smaller investment portfolios and less financial or managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more-established companies. This may cause a BDC's NAV to be more volatile when compared to investment companies that focus only on large capitalization companies. Generally, securities of medium- and small-capitalization companies are more likely to experience sharper swings in market values or less liquid markets, in which it may be more difficult to sell at favorable times and at favorable prices.

Common Stock Risk. While common stock has historically generated higher average returns than debt securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Preferred Stock Risk. There are various risks associated with investing in preferred stock, including credit risk, liquidity risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights, and special redemption rights.

Debt Securities Risk. The Fund is directly exposed to the credit risk associated with its investments in debt securities. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality may affect liquidity and lead to greater Fund volatility. Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in the Fund. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

High Yield (“Junk”) Bond Risk. The portfolio companies in which BDCs invest are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as “high yield” or “junk.” These bonds involve a greater risk of default or price change due to changes in the issuer's credit quality. The values of these bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of high yield or junk bonds can decline significantly over short periods of time. In addition, debt securities issued by a BDC may also be considered to be non-investment grade or junk.

Credit Risk of Underlying Investments. The Fund is indirectly exposed to the credit risk associated with the debt investments of the BDCs in which the Fund invests. BDCs invest in small companies in the initial stages of development. The types of portfolio companies in which BDCs invest are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as “high yield” or “junk.” There is an increased risk that such a portfolio company will fail to make payments on its debts as compared to more developed companies. If a portfolio company fails to make payments to a BDC, the BDC's performance could be negatively affected and, to the extent that the Fund invests in the BDC, the value of Fund's investment in the BDC may be negatively affected as well.

Liquidity Risk. A security is considered to be illiquid if the Fund is unable to sell such security within seven days at the price at which the Fund values the security. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. The Fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could be more difficult to value.

Non-Diversification Risk. The Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment level performance at the BDC. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio. Additionally, the Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Management Risk. The NAV of the Fund changes daily based on the performance of the securities in which it invests. The Sub-Adviser's judgments about the attractiveness, value and potential appreciation of BDCs in which the Fund invests may prove to be incorrect and may not produce the desired results.

No History of Operations. The Fund is a new mutual fund and has no history of operations. During the Fund's start-up period, the Fund may not achieve the desired portfolio composition. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may receive little or no return on your investment or you may lose all or part of it.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment level performance at the BDC. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
AR Capital BDC Income Fund (Second Prospectus Summary) | AR Capital BDC Income Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.01%	[1]
Acquired Fund Fees and Expenses (fees and expenses incurred directly by the Fund as a result of investment in shares of one or more Acquired Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	4.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.63%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	5.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 568
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,814

[1]	Because the Fund is new, 'Other Expenses' are based on estimated amounts for the current fiscal year.
[2]	National Fund Advisors, LLC, the Fund's investment adviser (also referred to herein as 'NFA' or the 'Adviser') has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit the Other Expenses to 0.35% of average daily net assets of the Fund's shares (the 'Expense Cap'). The Expense Cap will remain in effect through at least July 5, 2015, and may be terminated before that date only by the Board of Trustees (the 'Board') of the Realty Capital Income Funds Trust (the 'Trust'). The Adviser may recoup any previously waived fees and paid expenses from the Fund pursuant to this agreement for three years from the date they were waived or paid, subject to the Expense Cap.